Advances for Vessels Under Construction and Acquisitions and Other Vessel Costs	12 Months Ended
Dec. 31, 2013
Advances For Property Plant And Equipment [Abstract]
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

5.       Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

The amounts in the accompanying consolidated balance sheets include payments to sellers of vessels or, in the case of vessels under construction, to the shipyards and other costs as analyzed below:

	December 31, 2013	December 31, 2012
Pre-delivery installments	$37,810	$8,700
Advances for vessel acquisitions	-	2,650
Capitalized interest and finance costs	624	100
Other related costs	428	52
Total	$38,862	$11,502

The movement of the account during 2013 and 2012 was as follows:

	December 31, 2013	December 31, 2012
Beginning balance	$11,502	$63,440
- Advances for vessels under construction and other vessel costs	30,053	68,549
- Advances for vessel acquisitions and other vessel costs	23,983	31,827
- Transferred to vessel cost (Note 6)	(26,676)	(152,314)
Ending balance	$38,862	$11,502

On March 28, 2012, Erikub and Wotho, each entered into one shipbuilding contract with China Shipbuilding Trading Company, Limited and Jiangnan Shipyard (Group) Co., Ltd for the construction of one ice class Panamax dry bulk carrier for each subsidiary for the contract price of $29,000 each. Hull H2528, named “Crystalia”, was delivered on February 20, 2014 (Note 17) and hull H2529, to be named “Atalandi”, is expected to be delivered in the second quarter of 2014. As at December 31, 2013, the remaining contractual obligations amounted to $17,400 for Erikub (hull H2528) and $17,400 for Wotho (hull H2529) (Note 10).

On May 17, 2013, Aster and Aerik, each entered into one shipbuilding contract with China Shipbuilding Trading Company, Limited and Jiangnan Shipyard (Group) Co., Ltd for the construction of one Newcastlemax dry bulk carrier for each subsidiary for the contract price of $48,700 each. The vessels are expected to be delivered in 2016. As at December 31, 2013, the remaining contractual obligations amounted to $41,395 for Aster (hull H2548) and $41,395 for Aerik (hull H2549) (Note 10).